BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about biological assets [abstract]
Schedule of changes in balances of biological assets

	December 31, 2023	December 31, 2022

Opening balance	14,632,186	12,248,732
Additions	5,777,952	4,957,380
Depletions	(3,680,997)	(3,665,057)
Transfers	(136,297)
Gain on fair value adjustments	1,989,831	1,199,759
Disposals	(128,370)	(82,331)
Other write-offs	(175,723)	(26,297)
Closing balance	18,278,582	14,632,186

Schedule of assumptions used in calculation of fair value of biological assets

	December 31, 2023	December 31, 2022

Planted useful area (hectare)	1,094.611	1,097.081
Mature assets	144.942	134.752
Immature assets	949.669	962.329
Average annual growth (IMA) – m3/hectare/year	37.92	37.07
Average gross sale price of eucalyptus – R$/m3	96.04	90.16
Discount rate - % (post-tax)	8.80%	9.10%

Schedule of fair value adjustment

	December 31, 2023	December 31, 2022

Physical changes and discount rate (1)	1,575,017	(37,088)
Price	414,814	1,236,847
	1,989,831	1,199,759

(1)Includes the variation of indicators: IMA, discount rate and area.
The Company manages the financial and climate risks related to its agricultural activities in a preventive manner. To reduce the risks arising from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses (Note 4.8).
The Company has no biological assets pledged for the year ended December 31, 2023 and the year ended December 31, 2022.